Borrowings And Debentures - Details Of Debentures (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about debentures [Line Items]
Gross carrying amount	[1]	₩ 44,683,574	₩ 37,504,637
Discounts on bonds	[1]	(29,710)	(25,279)
Total		44,653,864	37,479,358	$ 37,568,454
Fair value hedged amount of debentures		2,366,724	2,767,208
Cash flow hedged amount of debentures		819,298	857,531
Ordinary bonds | Gross carrying amount [Member]
Disclosure of detailed information about debentures [Line Items]
Gross carrying amount	[1]	₩ 37,004,942	₩ 29,623,445
Ordinary bonds | Gross carrying amount [Member] | Bottom of range [Member]
Disclosure of detailed information about debentures [Line Items]
Interest rate	[1]	0.70%	0.80%
Ordinary bonds | Gross carrying amount [Member] | Top of range [Member]
Disclosure of detailed information about debentures [Line Items]
Interest rate	[1]	3.60%	4.50%
Subordinated bonds | Bottom of range [Member]
Disclosure of detailed information about debentures [Line Items]
Interest rate	[1]	1.90%	1.90%
Subordinated bonds | Top of range [Member]
Disclosure of detailed information about debentures [Line Items]
Interest rate	[1]	5.10%	5.90%
Subordinated bonds | Gross carrying amount [Member]
Disclosure of detailed information about debentures [Line Items]
Gross carrying amount	[1]	₩ 6,767,442	₩ 6,955,515
Other bonds | Bottom of range [Member]
Disclosure of detailed information about debentures [Line Items]
Interest rate	[1]	0.80%	0.60%
Other bonds | Top of range [Member]
Disclosure of detailed information about debentures [Line Items]
Interest rate	[1]	17.00%	17.00%
Other bonds | Gross carrying amount [Member]
Disclosure of detailed information about debentures [Line Items]
Gross carrying amount	[1]	₩ 911,190	₩ 925,677

[1]	Included debentures under fair value hedge amounting to and 2,767,208 million Won and 2,366,724 million Won as of December 31, 2020 and 2021 respectively. Also, debentures under cash flow hedge amounting to 857,531 million Won and 819,298 million Won are included as of December 31, 2020 and 2021 respectively.